UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	94,337	$13,256,235

Airlines — 1.0%
United Continental Holdings, Inc.*	123,471	6,740,282

Auto Components — 1.6%
Lear Corp.	89,993	10,440,988

Automobiles — 1.5%
General Motors Co.	268,820	9,669,455

Banks — 12.5%
Bank of America Corp.	848,810	14,005,365
Citigroup, Inc.	314,336	16,999,291
JPMorgan Chase & Co.	334,017	21,971,638
PNC Financial Services Group, Inc. (The)	103,138	9,869,275
Wells Fargo & Co.	371,048	20,763,846

		83,609,415

Capital Markets — 4.4%
Goldman Sachs Group, Inc. (The)	80,883	16,677,266
Morgan Stanley	334,521	12,778,702

		29,455,968

Chemicals — 1.4%
FMC Corp.	162,722	9,302,817

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.	884,274	10,934,048

Consumer Finance — 5.0%
Capital One Financial Corp.	118,551	9,906,122
Navient Corp.	558,400	10,760,368
SLM Corp.	1,206,586	12,379,572

		33,046,062

Diversified Financial Services — 1.5%
Voya Financial, Inc.	220,740	10,001,729

Electric Utilities — 2.3%
FirstEnergy Corp.	427,714	15,260,836

Electrical Equipment — 1.5%
Eaton Corp. PLC	143,588	10,279,465

Electronic Equipment, Instruments & Components — 1.0%
Flextronics International Ltd.*	569,086	6,914,395

Energy Equipment & Services — 1.5%
Halliburton Co.	215,055	9,763,497

Food Products — 3.7%
Bunge Ltd.	113,627	10,517,315
Mondelez International, Inc. (Class A Stock)	347,610	14,457,100

		24,974,415

Health Care Equipment & Supplies — 0.8%
Zimmer Holdings, Inc.	44,508	5,077,918

Health Care Providers & Services — 3.3%
Cigna Corp.	96,362	13,570,661
HCA Holdings, Inc.*	106,111	8,683,063

		22,253,724

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	310,499	14,385,419
Hyatt Hotels Corp. (Class A Stock)*(a)	148,475	8,531,373

		22,916,792

Insurance — 3.4%
MetLife, Inc.	258,208	13,493,950
Travelers Cos., Inc. (The)	93,620	9,466,854

		22,960,804

Internet Software & Services — 1.5%
Google, Inc. (Class A Stock)*	17,943	9,784,677

Machinery — 1.3%
SPX Corp.	116,843	8,682,603

Media — 5.2%
Comcast Corp. (Class A Stock)	213,153	12,460,924
Liberty Global PLC (United Kingdom) Series C*	247,862	13,322,583
Vivendi SA (France)	340,762	8,658,418

		34,441,925

Multi-Utilities — 1.3%
PG&E Corp.	157,292	8,410,403

Multiline Retail — 1.8%
Target Corp.	155,172	12,308,243

Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	108,634	9,082,889
Chevron Corp.	80,944	8,337,232
Marathon Oil Corp.	367,092	9,981,231
Noble Energy, Inc.	195,776	8,571,073
Occidental Petroleum Corp.	103,250	8,073,118
Suncor Energy, Inc. (Canada)	323,899	9,467,568

		53,513,111

Pharmaceuticals — 12.2%
AbbVie, Inc.	119,192	7,936,995
Actavis PLC*	53,494	16,412,494
Bayer AG (Germany), ADR	71,015	10,141,652
Merck & Co., Inc.	244,134	14,865,319
Mylan NV*	135,246	9,822,917
Pfizer, Inc.	369,192	12,829,422
Teva Pharmaceutical Industries Ltd. (Israel), ADR	159,755	9,601,276

		81,610,075

Road & Rail — 2.2%
Hertz Global Holdings, Inc.*	389,216	7,741,506
Union Pacific Corp.	68,915	6,954,213

		14,695,719

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	477,428	9,610,626

Software — 3.1%
Microsoft Corp.	282,591	13,242,215
PTC, Inc.*	174,138	7,186,675

		20,428,890

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	70,217	9,147,871
EMC Corp.	353,080	9,300,127
Hewlett-Packard Co.	383,530	12,809,902
NCR Corp.*	276,735	8,315,887

		39,573,787

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC (United Kingdom), ADR	242,712	9,473,049

TOTAL LONG-TERM INVESTMENTS (cost $456,332,562)		659,391,953

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,188,650; includes $773,502 of cash collateral for securities on loan)(b)(c)	9,188,650	9,188,650

TOTAL INVESTMENTS — 100.1% (cost $465,521,212)(d)		668,580,603
Liabilities in excess of other assets — (0.1)%		(426,135)

NET ASSETS — 100.0%		$668,154,468

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $746,980; cash collateral of $773,502 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$468,829,391

Appreciation	205,297,412
Depreciation	(5,546,200)

Net Unrealized Appreciation	$199,751,212

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,256,235	$—	$—
Airlines	6,740,282	—	—
Auto Components	10,440,988	—	—
Automobiles	9,669,455	—	—
Banks	83,609,415	—	—
Capital Markets	29,455,968	—	—
Chemicals	9,302,817	—	—
Communications Equipment	10,934,048	—	—
Consumer Finance	33,046,062	—	—
Diversified Financial Services	10,001,729	—	—
Electric Utilities	15,260,836	—	—
Electrical Equipment	10,279,465	—	—
Electronic Equipment, Instruments & Components	6,914,395	—	—
Energy Equipment & Services	9,763,497	—	—
Food Products	24,974,415	—	—
Health Care Equipment & Supplies	5,077,918	—	—
Health Care Providers & Services	22,253,724	—	—
Hotels, Restaurants & Leisure	22,916,792	—	—
Insurance	22,960,804	—	—
Internet Software & Services	9,784,677	—	—
Machinery	8,682,603	—	—
Media	25,783,507	8,658,418	—
Multi-Utilities	8,410,403	—	—
Multiline Retail	12,308,243	—	—
Oil, Gas & Consumable Fuels	53,513,111	—	—
Pharmaceuticals	81,610,075	—	—
Road & Rail	14,695,719	—	—
Semiconductors & Semiconductor Equipment	9,610,626	—	—
Software	20,428,890	—	—
Technology Hardware, Storage & Peripherals	39,573,787	—	—
Wireless Telecommunication Services	9,473,049	—	—
Affiliated Money Market Mutual Fund	9,188,650	—	—

Total	$659,922,185	$8,658,418	$—

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.